Convertible Notes Payable - Additional Information (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2010	Mar. 28, 2012	Nov. 07, 2007	Jul. 13, 2007
Convertible Notes Payable Disclosure [Line Items]
Promissory note			$ 300,000
Short-term convertible note payable, outstanding amount	63,500
Proceeds from short-term convertible note payable	50,500
Convertible note payable, interest rate	8.00%			10.00%	10.00%
Convertible note payable, conversion terms	The note is convertible into common shares after six months, and the conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.
Amortization of deferred financing costs	2,868
Deferred financing costs, remaining amount	$ 10,132	$ 123,800
Convertible note payable, maturity date	May 02, 2013